SECURITIES (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amount	$ 154,756,678	$ 190,477,003
Standard Poor's, AAA Rating [Member]
Amount	150,317,560	181,958,323
Standard Poor's A+ Rating [Member]
Amount	0	142,808
Standard Poor's A Rating [Member]
Amount	110,780	0
Standard Poor's, BBB Rating [Member]
Amount	978,043	1,258,268
Standard Poor's, BBB- Rating [Member]
Amount	322,329	1,061,017
Standard Poor's, BB+ Rating [Member]
Amount	0	1,240,901
Standard Poor's, BB Rating [Member]
Amount	1,069,517	337,998
Standard Poor's, BB- Rating [Member]
Amount	68,604	615,716
Standard Poor's, B+ Rating [Member]
Amount	1,008,126	246,345
Standard Poor's, CCC+ Rating [Member]
Amount	0	3,615,627
Standard Poor's, CCC Rating [Member]
Amount	$ 881,719	$ 0